CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]
Disclosure of attribution of expenses by nature to their function [line items]
REVENUE	£ 371,973	£ 401,410
Cost of sales	(272,630)	(261,496)
GROSS PROFIT	99,343	139,914
Selling, general and administrative expenses	(78,618)	(79,886)
OPERATING PROFIT	20,725	60,028
Net finance income / (expense)	7,193	(1,189)
PROFIT BEFORE TAX	27,918	58,839
Tax on profit on ordinary activities	(7,205)	(12,092)
PROFIT FOR THE YEAR AND PROFIT ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE COMPANY	20,713	46,747
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	1,869	823
Total comprehensive income for the year	£ 22,582	£ 47,570
EARNINGS PER SHARE (EPS):
Weighted average number of shares outstanding - Basic (in shares)	58,101,072	56,962,777
Weighted average number of shares outstanding - Diluted (in shares)	58,367,296	57,923,559
Basic EPS (in gbp per share)	£ 0.36	£ 0.82
Diluted EPS (in gbp per share)	£ 0.35	£ 0.81
Direct cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (259,412)	£ (249,253)
Allocated cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of sales	£ (13,218)	£ (12,243)

[1]
(1)The presentation of the income statement has been changed to no longer separately disclose the net impairment gains/losses on financial assets on the face of the Condensed Consolidated Statements of Comprehensive Income, but include them within Selling, general and administrative expenses.